Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Contracted concessional assets	$ 9,084,270	$ 8,924,272
Investments carried under the equity method	55,784	55,009
Other receivables accounts	37,012	65,951
Derivative assets	8,230	3,822
Financial investments	45,242	69,773
Deferred tax assets	165,136	202,891
Total non-current assets	9,350,432	9,251,945
Current assets
Inventories	17,933	15,384
Trade receivables	186,728	151,199
Credits and other receivables	57,721	56,422
Clients and other receivables	244,449	207,621
Financial investments	210,138	228,038
Cash and cash equivalents	669,387	594,811
Total current assets	1,141,907	1,045,854
Total assets	10,492,339	10,297,799
Equity attributable to the Company
Share capital	10,022	10,022
Parent company reserves	2,163,229	2,268,457
Other reserves	80,968	52,797
Accumulated currency translation differences	(18,147)	(133,150)
Retained earnings	(477,214)	(365,410)
Non-controlling interest	136,595	126,395
Total equity	1,895,453	1,959,111
Non-current liabilities
Long-term corporate debt	574,176	376,340
Borrowings	4,413,172	3,824,871
Notes and bonds	815,745	804,313
Long-term project debt	5,228,917	4,629,184
Grants and other liabilities	1,636,060	1,612,045
Related parties	141,031	101,750
Derivative liabilities	329,731	349,266
Deferred tax liabilities	186,583	95,037
Total non-current liabilities	8,096,498	7,163,622
Current liabilities
Short-term corporate debt	68,907	291,861
Borrowings	215,117	674,058
Notes and bonds	31,174	27,225
Short-term project debt	246,291	701,283
Trade payables and other current liabilities	155,144	160,505
Income and other tax payables	30,046	21,417
Total current liabilities	500,388	1,175,066
Total equity and liabilities	$ 10,492,339	$ 10,297,799